Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016 [1]
Capital Risk Management
Derivative financial instruments-current asset	$ (577)	$ 0	$ 0
Derivative financial instruments-non-current asset	(6,038)	(6,008)
Borrowings-current liability	103,829	73,922
Derivative financial instruments-current liability	269	1,836	3,324
Borrowings-non-current liability	1,051,767	1,170,844	653,768
Total indebtedness	1,149,250	1,240,594
Total assets	$ 2,110,390	$ 2,092,788	$ 1,817,063
Total indebtedness/total assets	54.50%	59.30%

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).